SEGMENT REPORTING	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SEGMENT REPORTING

22.	SEGMENT REPORTING

Geographical information relating to the Company’s activities is as follows:

Geographical segments	Oregon	Michigan	Other	Services	Total
	$	$	$	$	$
Non-current assets other than financial instruments
At December 31, 2023	8,187,649	4,054,332	1,761,382	-	14,003,363
At October 31, 2023	7,362,957	4,016,861	1,361,366	-	12,74,184
At October 31, 2022	4,719,260	3,741,309	-	-	8,460,569
Two months ended December 31, 2023
Net revenue	1,529,088	2,012,949	-	96,050	3,638,087
Gross profit	766,291	1,597,643	-	6,840	2,370,774
Gross profit before fair value adjustment	902,603	1,235,111	-	6,840	2,144,554
Year ended October 31, 2023
Net revenue	11,001,261	11,422,908	-	929,016	23,353,185
Gross profit	5,259,439	6,791,700	-	620,375	12,671,514
Gross profit before fair value adjustment	4,615,259	6,653,234	-	620,375	11,888,868
Year ended October 31, 2022
Net revenue	8,852,104	8,905,179	-	-	17,757,283
Gross profit	3,039,159	5,083,919	-	-	8,123,078
Year ended October 31, 2021
Net revenue	5,152,286	3,882,332	344,055	-	9,378,673
Gross profit	2,325,304	3,585,462	189,702	-	6,100,468